Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	0 Months Ended	16 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2011	Sep. 08, 2011	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations, net of tax					$ 0		$ 34,000,000	$ 0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Loss from discontinued operations, net of tax					0		30,800,000	(38,600,000)
Plan curtailments included in net loss					(2,100,000)		(12,700,000)	11,800,000
Goodwill impairment loss	0	0	0	0
Canadian Operations, Excluding Vancouver [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected number of positions eliminated					1,500
Facilities sold					7
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net sales							32,200,000	343,900,000
Loss from discontinued operations before income taxes							(3,200,000)	(34,200,000)
Income tax expense							0	4,400,000
Loss from discontinued operations, net of tax							(3,200,000)	(38,600,000)
Restructuring charges from discontinued operations							1,700,000	45,100,000
Plan curtailments included in net loss									17,900,000
Goodwill impairment loss								13,900,000		13,900,000
Transcontinental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of the acquired Transcontinental Mexican operations											63,600,000
Cash paid to Transcontinental												(6,100,000)
Net proceeds					57,500,000
Net assets of discontinued operations					(27,200,000)
Cumulative translation adjustment of discontinued operations					3,700,000
Gain on disposal of discontinued operations, net of tax					$ 34,000,000	[1]

[1]	For tax purposes the disposal of discontinued operations resulted in a long-term capital loss, for which a deferred tax asset was recorded. An offsetting valuation allowance against the deferred tax asset was recorded to reflect the expected value at which the asset will be recovered.